Deposits	12 Months Ended
Sep. 30, 2014
Deposits [Abstract]
Deposits

Note 8—Deposits

	September 30,
	2014		2013
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$35,451	—	$28,488	—
Interest bearing deposits	41,675	0.32%	50,275	0.30%
	77,126	0.17%	78,763	0.19%
Savings and club deposits	44,230	0.27%	43,050	0.25%
Certificates of deposit	105,426	1.17%	90,499	1.37%
	$226,782	0.71%	$212,312	0.71%

The scheduled maturities of certificates of deposit are as follows:

Years Ending September 30, (In thousands)
2015	$54,238
2016	31,217
2017	14,849
2018	4,766
2019	356
$105,426

Interest expense on deposits consists of the following:

	Years Ended September 30,
	2014	2013
	(In thousands)
Demand deposits	$135	$166
Savings and club deposits	118	106
Certificates of deposit	1,229	1,200
	$1,482	$1,472

The aggregate amount of certificates of deposit with balances of $100,000 or more totaled approximately $60.2 million and $38.6 million at September 30, 2014 and 2013, respectively. Depositor’s accounts are insured by the FDIC up to the standard maximum deposit insurance amount $250,000 for each deposit insurance ownership category.